Document and Entity Information	12 Months Ended
Feb. 01, 2013
Risk/Return:
Document Type	Other
Document Period End Date	Sep. 30, 2012
Registrant Name	MASSMUTUAL PREMIER FUNDS
Central Index Key	0000927972
Amendment Flag	false
Document Creation Date	May 17, 2013
Document Effective Date	May 17, 2013
Prospectus Date	Feb. 01, 2013